UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Australia — 0.2%
Westfield Corp.[1]	36,214	$268

Brazil — 0.6%
Banco BTG Pactual S.A.	15,597	89
Banco do Brasil SA	22,700	218
JBS SA	17,900	53
PPLA Participations Ltd.[2]	1,733	1
Smiles Fidelidade S.A.	7,300	167
Suzano Papel e Celulose S.A.	28,700	162
Vale S.A., ADR	15,881	194

		884

Canada — 6.1%
Canadian Imperial Bank of Commerce	3,387	330
Canadian Pacific Railway Ltd.	14,147	2,585
Encana Corp.	230,254	3,072
Gildan Activewear Inc.	43,815	1,415
Manulife Financial Corp.	90,800	1,894

		9,296

China — 7.2%
Alibaba Group Holding Ltd. ADR[2]	7,800	1,345
Anhui Conch Cement Co. Ltd., Class H	66,677	314
Autohome Inc. ADR	4,800	310
Baidu Inc. ADR[2]	700	164
Bank of China Ltd., Class H	693,000	341
China Communications Construction Co. Ltd., Class H	172,000	196
China Construction Bank Corp., Class H	1,329,741	1,225
China Everbright Bank Co. Ltd., Class H	142,000	66
China Everbright International Ltd.	67,000	96
China Lodging Group Ltd. ADR	2,000	289
China Lumena New Materials Corp.[2,3,4]	196,000	—
China Mobile Ltd.	20,000	203
China Mobile Ltd. ADR	6,900	349
China Petroleum & Chemical Corp., Class H	658,000	482
China Railway Construction Corp. Ltd., Class H	121,000	140
China Railway Group Ltd., Class H	135,000	100
China Shenhua Energy Co. Ltd., Class H	80,000	207
Dongfeng Motor Group Co. Ltd., Class H	70,000	85
Fosun International Ltd.	48,000	106
Geely Automobile Holdings Ltd.	37,000	128
Guangzhou Automobile Group Co. Ltd., Class H	114,000	270

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
Guangzhou R&F Properties Co. Ltd., Class H	133,200	$300
JinkoSolar Holding Co. Ltd. ADR[2]	1,100	26
KWG Property Holding Ltd.	93,000	109
New Oriental Education & Technology Group ADR	1,500	141
Nine Dragons Paper Holdings Ltd.	82,000	131
PICC Property & Casualty Co. Ltd., Class H	136,000	262
Ping An Insurance Group Co. of China Ltd., Class H	52,500	547
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	44,400	120
Shenzhen Investment Ltd.	24,000	10
Shimao Property Holdings Ltd.	72,000	157
Sinopharm Group Co. Ltd., Class H	4,000	17
Skyworth Digital Holdings Ltd.	173,915	75
TAL Education Group ADR	1,200	36
Tencent Holdings Ltd.	37,769	1,963
Xinyi Glass Holdings Ltd.	88,000	115
YY Inc. ADR[2]	3,400	384
Zhejiang Expressway Co. Ltd., Class H	130,000	143

		10,952

Czech Republic — 0.0%
CEZ AS	2,613	61

France — 4.4%
ArcelorMittal[2]	14,505	472
BNP Paribas SA	18,744	1,400
Engie SA	70,809	1,218
Schneider Electric SE2	42,344	3,600

		6,690

Germany — 5.5%
BASF SE	28,818	3,172
Linde AG2	13,966	3,262
SAP SE	17,348	1,945

		8,379

Hungary — 0.1%
Richter Gedeon Nyrt	3,680	96

India — 2.4%
Adani Ports & Special Economic Zone Ltd.	39,739	253
Bank of Baroda	12,709	32
Bharat Electronics Ltd.	25,440	73
Biocon Ltd.	3,388	28
Cipla Ltd.	6,766	64

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)
Dishman Carbogen Amcis Ltd.[2]	25,085	$128
Dr Reddy’s Laboratories Ltd.	2,843	108
Hindalco Industries Ltd.	89,765	385
Hindustan Petroleum Corp. Ltd.	28,086	184
Hindustan Unilever Ltd.	5,596	120
Housing Development & Infrastructure Ltd.[2]	12,633	13
ICICI Bank Ltd. ADR	34,540	336
Indian Oil Corp. Ltd.	32,388	197
Maruti Suzuki India Ltd.	2,155	328
Oil & Natural Gas Corp. Ltd.	14,311	44
Reliance Capital Ltd.	29,431	267
Reliance Home Finance Ltd.[2]	10,313	15
Reliance Infrastructure Ltd.	19,325	168
Rural Electrification Corp. Ltd.	37,319	91
Sintex Industries Ltd.	125,325	53
Sintex Plastics Technology Ltd.[2]	37,134	49
Tata Steel Ltd.	37,091	426
UPL Ltd.	8,292	99
Vedanta Ltd.	48,471	250

		3,711

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	115,400	84
Indofood Sukses Makmur Tbk PT	224,800	126
Telekomunikasi Indonesia Persero Tbk PT	79,600	26

		236

Italy — 1.5%
UniCredit SpA[2]	123,035	2,300

Japan — 11.3%
East Japan Railway Co.	27,400	2,674
Hitachi Ltd.	175,000	1,363
Japan Airlines Co. Ltd.	73,800	2,887
KDDI Corp.	127,600	3,176
Komatsu Ltd.	49,700	1,799
Sompo Holdings Inc.	16,600	643
Sumitomo Mitsui Financial Group Inc.	38,900	1,681
Takeda Pharmaceutical Co. Ltd.	52,000	2,954

		17,177

Malaysia — 0.3%
AirAsia Bhd	174,900	145
CIMB Group Holdings Bhd	65,100	105
Malayan Banking Bhd	27,314	66

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Malaysia — (continued)
Tenaga Nasional BHD	37,800	$143

		459

Mexico — 0.1%
Alfa SAB de CV, Class A	33,200	37
Arca Continental SAB de CV	7,500	52
Gruma SAB de CV, Class B	4,030	51
Kimberly-Clark de Mexico SAB de CV, Class A	45,100	79

		219

Netherlands — 2.0%
Akzo Nobel NV	27,779	2,434
ING Groep NV	31,765	584

		3,018

Philippines — 0.0%
Universal Robina Corp.	13,470	41

Poland — 0.2%
PGE Polska Grupa Energetyczna SA2	31,779	110
Polski Koncern Naftowy Orlen SA	841	26
Powszechny Zaklad Ubezpieczen SA	13,899	168

		304

Qatar — 0.1%
Barwa Real Estate Co.	11,676	104

Russia — 1.2%
Lukoil PJSC ADR	5,731	328
Mobile Telesystems ADR	13,700	139
PhosAgro OAO GDR	5,579	86
Sberbank of Russia ADR	59,462	1,007
Surgutneftegas OAO ADR	19,672	93
Tatneft PAO ADR	1,550	76
X5 Retail Group NV GDR[2]	1,737	66

		1,795

South Africa — 1.2%
Barclays Africa Group Ltd.	15,153	223
Barloworld Ltd.	14,809	191
FirstRand Ltd.	6,339	34
Liberty Holdings Ltd.	4,468	45
Mediclinic International PLC	7,625	65
MMI Holdings Ltd.	67,518	114
Naspers Ltd., Class N	3,714	1,036

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Africa — (continued)
Redefine Properties Ltd.[1]	85,105	$74
Sibanye Gold Ltd.	34,994	45
Vodacom Group Ltd.	3,050	36

		1,863

South Korea — 4.0%
Amorepacific Corp.	276	79
DB Insurance Co. Ltd.	1,275	85
Hana Financial Group Inc.	8,553	397
Hanwha Corp.	3,141	122
Hyundai Marine & Fire Insurance Co. Ltd.	3,753	164
Hyundai Mobis	394	97
KB Financial Group Inc.	6,145	364
Kia Motors Corp.	5,151	161
Korea Electric Power Corp.	3,096	110
KT&G Corp.	793	85
LG Corp.	3,626	308
LG Household & Health Care Ltd.	66	73
NongShim Co. Ltd.	15	5
POSCO	1,227	382
Samsung Electronics Co. Ltd.	967	2,297
Shinhan Financial Group Co. Ltd.	5,020	232
SK Hynix Inc.	10,814	768
SK Innovation Co. Ltd.	475	91
SK Telecom Co. Ltd.	886	221
Woori Bank	3,268	48

		6,089

Spain — 0.6%
CaixaBank SA	174,018	812
Red Electrica Corp. S.A.	4,356	98

		910

Sweden — 0.7%
Alfa Laval AB	47,267	1,117

Switzerland — 9.6%
ABB Ltd.	124,631	3,341
Aryzta AG2	29,280	1,161
Cie Financiere Richemont SA	30,878	2,798
Novartis AG	31,473	2,661
Roche Holding AG	11,440	2,894

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Switzerland — (continued)
Zurich Insurance Group AG	5,877	$1,789

		14,644

Taiwan — 2.8%
Arcadyan Technology Corp.	16,000	28
Catcher Technology Co. Ltd.	21,000	232
Cathay Financial Holding Co. Ltd.	179,000	322
Chicony Electronics Co. Ltd.	418	1
Compal Electronics Inc.	118,000	85
Compeq Manufacturing Co. Ltd.	179,000	231
Coretronic Corp.	48,800	56
CTBC Financial Holding Co. Ltd.	285,000	196
FLEXium Interconnect Inc.	15,732	56
Formosa Chemicals & Fibre Corp.	10,000	35
Highwealth Construction Corp.	26,000	37
HON HAI Precision Industry Co. Ltd.	274,365	878
Inventec Corp.	93,000	74
Lite-On Technology Corp.	82,896	113
Micro-Star International Co. Ltd.	18,000	46
Pegatron Corp.	98,000	237
Powertech Technology Inc.	86,000	254
President Chain Store Corp.	6,000	57
Radiant Opto-Electronics Corp.	46,000	109
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,400	968
TTY Biopharm Co. Ltd.	5,000	17
WPG Holdings Ltd.	74,000	98
Yuanta Financial Holding Co. Ltd.	166,000	77

		4,207

Thailand — 1.0%
Bangchak Corp. PCL	81,300	102
Bangkok Dusit Medical Services PCL	104,200	67
Bangkok Expressway & Metro PCL	18	—
Charoen Pokphand Foods PCL	131,500	97
Kiatnakin Bank PCL	58,300	142
PTT PCL	49,800	672
Sansiri PCL	964,600	64
Thai Oil PCL	53,900	171
Thanachart Capital PCL	99,200	171

		1,486

Turkey — 0.8%
Haci Omer Sabanci Holding AS	54,812	161
Tekfen Holding AS	37,354	167

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Turkey — (continued)
Tupras Turkiye Petrol Rafinerileri AS	8,428	$270
Turk Traktor ve Ziraat Makineleri AS	1,699	34
Turkcell Iletisim Hizmetleri AS	84,980	347
Turkiye Garanti Bankasi AS	65,631	186

		1,165

United Arab Emirates — 0.2%
DAMAC Properties Dubai Co. PJSC	166,078	149
Dubai Islamic Bank PJSC	49,735	84
First Abu Dhabi Bank PJSC	16,767	47

		280

United Kingdom — 26.6%
AstraZeneca PLC	42,482	2,937
Aviva PLC	363,788	2,488
Balfour Beatty PLC	341,443	1,369
Barclays PLC	1,664,684	4,565
BHP Billiton PLC	53,073	1,091
BP PLC	510,299	3,601
British American Tobacco PLC	63,583	4,308
Carnival PLC	32,303	2,134
Cobham PLC[2]	903,454	1,541
Diageo PLC	36,010	1,325
GlaxoSmithKline PLC	154,780	2,764
Lloyds Banking Group PLC	1,687,524	1,550
Micro Focus International PLC	24,430	832
Prudential PLC	83,402	2,145
Royal Dutch Shell PLC, Class B	106,088	3,593
SSE PLC	112,827	2,011
Vodafone Group PLC	711,159	2,256

		40,510

Total Common Stock
(Cost $118,200) — 90.7%		138,261

PREFERENCE STOCK
Brazil — 0.6%
Bradespar SA	34,800	301
Braskem SA	6,100	79
Cia Energetica de Sao Paulo	100	—
Cia Paranaense de Energia	11,100	84
Itausa - Investimentos Itau SA	116,123	379
Petroleo Brasileiro SA, Class A ADR[2]	4,900	48

		891

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2017 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — 0.1%
LG Chemical Ltd.	531	$123

Total Preference Stock
(Cost $655) — 0.7%		1,014

PREFERRED STOCK
Germany — 4.0%
Volkswagen AG	30,796	6,151

Total Preferred Stock
(Cost $4,166) — 4.0%		6,151

EXCHANGE TRADED FUND
Vanguard FTSE Emerging Markets ETF	54,000	2,479

Total Exchange Traded Fund
(Cost $2,349) — 1.6%		2,479

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.190% **	3,417,852	3,418

Total Short-Term Investment
(Cost $3,418) — 2.3%		3,418

Total Investments — 99.3%
(Cost $128,788)		151,323

Other Assets in Excess of Liabilities — 0.7%		1,117

Net Assets — 100.0%		$152,440

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Securities considered illiquid. The total market value of such securities as of December 31, 2017 was $— and represented 0.0% of net assets.
4	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investments in Securities	Level 1	Level 2†	Level 3††	Total
Common Stock
Australia	$268	$—	$—	$268
Brazil	884	—	—	884
Canada	9,296	—	—	9,296
China	10,952	—	—^	10,952
Czech Republic	61	—	—	61
France	6,690	—	—	6,690
Germany	8,379	—	—	8,379
Hungary	96	—	—	96
India	3,711	—	—	3,711
Indonesia	236	—	—	236
Italy	2,300	—	—	2,300
Japan	17,177	—	—	17,177
Malaysia	459	—	—	459
Mexico	219	—	—	219
Netherlands	3,018	—	—	3,018
Philippines	41	—	—	41
Poland	304	—	—	304
Qatar	104	—	—	104
Russia	1,795	—	—	1,795
South Africa	1,863	—	—	1,863
South Korea	3,013	3,076	—	6,089
Spain	910	—	—	910
Sweden	1,117	—	—	1,117
Switzerland	14,644	—	—	14,644
Taiwan	4,207	—	—	4,207
Thailand	114	1,372	—	1,486
Turkey	1,165	—	—	1,165
United Arab Emirates	149	131	—	280
United Kingdom	40,510	—	—	40,510

Total Common Stock	133,682	4,579	—	138,261

Preference Stock
Brazil	891	—	—	891
South Korea	—	123	—	123

Total Preference Stock	891	123	—	1,014

Preferred Stock
Germany	6,151	—	—	6,151

Exchange Traded Fund	2,479	—	—	2,479

Short-Term Investment	3,418	—	—	3,418

Total Investments in Securities	$146,621	$4,702	$—	$151,323

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

††	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Security is fair valued at zero due to company’s insolvency.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2017, securities with a value of $253, which represented 0.2% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At December 31, 2017, securities with a value of $5,312, which represented 3.5% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to market movements following the close of local trading that did not trigger the fair valuation of certain securities at the beginning of the fiscal year, but triggered fair valuation at the end of the period.

At December 31, 2017, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018